Related party transactions and balances - Schedule of Transactions with related parties (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
(Repayment)/advances to shareholders	$ (36,091)	$ 36,091